Schedule of third party and general and administrative expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Total	€ 5,258,501	€ 5,705,030	€ 2,296,596
Compensation [Member]
Related Party Transaction [Line Items]
Total	2,535,367	2,562,854	920,801
Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total	1,026,534	781,817	390,134
Communication and IT Related [Member]
Related Party Transaction [Line Items]
Total	166,416	171,380	52,230
Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	21,911	1,256,507	85,580
Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	610,103	593,788	675,688
Other [Member]
Related Party Transaction [Line Items]
Total	898,170	338,684	172,163
Third Parties [Member]
Related Party Transaction [Line Items]
Total	3,923,550	4,414,381	1,706,878
Third Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	1,218,299	1,293,880	353,177
Third Parties [Member] | Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total	1,026,534	781,817	390,134
Third Parties [Member] | Communication and IT Related [Member]
Related Party Transaction [Line Items]
Total	166,416	171,380	52,230
Third Parties [Member] | Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	6,180	1,241,692	71,181
Third Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	610,103	593,788	675,688
Third Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	896,018	331,824	164,468
Related Parties [Member]
Related Party Transaction [Line Items]
Total	1,334,951	1,290,649	589,718
Related Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	1,317,068	1,268,974	567,624
Related Parties [Member] | Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Communication and IT Related [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	15,731	14,815	14,399
Related Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	€ 2,152	€ 6,860	€ 7,695